TRADE RECEIVABLES (Schedule of Composition of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade (current and non-current)	₪ 965	₪ 963
Deferred interest income (note 2(n))	(21)	(23)
Allowance for credit loss	(128)	(148)	₪ (162)	₪ (188)
Trade receivables, net	816	792
Current	571	560
Non - current	₪ 245	₪ 232